STOCK-BASED COMPENSATION EXPENSE - Share-based Compensation Arrangement Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 9.66
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)			$ 1.05
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility			70.00%
Share-based Payment Arrangement, Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 1.05	$ 1.05
Risk-free interest rate	0.10%	1.40%	2.30%
Expected term (in years)	2 months 12 days	5 years	4 years 7 months 6 days
Expected volatility	70.00%	70.00%
Share-based Payment Arrangement, Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 3.58
Risk-free interest rate	1.70%	2.70%	3.00%
Expected term (in years)	6 years 3 months 18 days	6 years 3 months 18 days	6 years 2 months 12 days
Expected volatility	85.80%	85.10%